Digital Assets (Details) - Schedule of Digital Asset - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset	$ 949	$ 2,597
USDC [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset	453	463
BTC [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset	354	546
ETH [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset	86	503
USDT [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset	23	684
LTC [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset	15	109
ZEC [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset	3	51
UNI [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset		44
AAVE [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset		31
COMP [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset		31
CRV [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset		29
MATIC [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset		28
Other [Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Total digital asset	$ 15	$ 78